Subsequent Events (Details) - USD ($)						1 Months Ended
	Jan. 23, 2024	Dec. 14, 2023	Sep. 28, 2023	Sep. 05, 2023	Sep. 02, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Oct. 31, 2023	Oct. 06, 2023	Jun. 30, 2023	Nov. 12, 2020
Subsequent Events (Details) [Line Items]
Share capital (in Dollars)											$ 5,000,000
Share authorized											50,000,000,000
Share par value (in Dollars per share)											$ 0.0001
Preferred share authorized											2,500,000,000
Preferred shares, par value (in Dollars per share)											$ 0.0001
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Common stock comprising shares											300,000,000	29,591
Additional common stock authorized											39,700,000,000
Class B ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Common stock comprising shares											150,000,000	91,882
Additional common stock authorized											7,350,000,000
Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock comprising shares											50,000,000
Preferred share authorized											50,000,000
Preferred shares, par value (in Dollars per share)											$ 0.0001
Additional preferred share authorized											2,450,000,000
Additional preferred stock par value (in Dollars per share)											$ 0.0001
Subsequent Event [Member] | Class A Ordinary Shares [Member] | August 2022 Convertible Debenture [Member]
Subsequent Events (Details) [Line Items]
Make-whole interest amount (in Dollars)								$ 207,000
Debt converted into share								10,401,151
Subsequent Event [Member] | Class A Ordinary Shares [Member] | December 2022 Convertible Debenture [Member]
Subsequent Events (Details) [Line Items]
Make-whole interest amount (in Dollars)								$ 1,100,000
Debt converted into share								70,999,400
Forecast [Member]
Subsequent Events (Details) [Line Items]
Option to purchase (in Dollars)	$ 1,000,000				$ 2,500,000
Net proceeds of issuance of convertible debenture (in Dollars)	940,000			$ 2,365,000
Issuance of convertible debenture (in Dollars)	$ 1,000,000
Net proceeds of common stock (in Dollars)						$ 700,000
Cash consideration (in Dollars)			$ 1,500,000
Gain on sale (in Dollars)			$ 130,000
Forecast [Member] | Series H ADS Purchase Warrant [Member]
Subsequent Events (Details) [Line Items]
Warrant issued					13,158
Per share (in Dollars per share)					$ 1.9
Forecast [Member] | Series E Warrants [Member]
Subsequent Events (Details) [Line Items]
Per share (in Dollars per share)						$ 1.9
Number of warrant exercise						400,000
Forecast [Member] | Series I ADS Purchase Warrant [Member]
Subsequent Events (Details) [Line Items]
Warrant issued	8,850
Per share (in Dollars per share)	$ 1.13
Forecast [Member] | September 2023 Debenture [Member]
Subsequent Events (Details) [Line Items]
Issuance of convertible debenture (in Dollars)				$ 2,500,000
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Issuance of shares						20,000,000
Forecast [Member] | Class A Ordinary Shares [Member] | August 2022 Convertible Debenture [Member]
Subsequent Events (Details) [Line Items]
Make-whole interest amount (in Dollars)							$ 207,000
Debt converted into share							10,401,151
Forecast [Member] | Class A Ordinary Shares [Member] | December 2022 Convertible Debenture [Member]
Subsequent Events (Details) [Line Items]
Make-whole interest amount (in Dollars)							$ 1,100,000
Debt converted into share							70,999,400
Forecast [Member] | Class B ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, granted									32,000,000
Share vested		14,000,000
Forecast [Member] | Lion Wealth Limited [Member]
Subsequent Events (Details) [Line Items]
Percentage of ownership			100.00%
2023 Equity Incentive Plan [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, granted										33,818,770
2023 Annual Meeting [Member]
Subsequent Events (Details) [Line Items]
Share capital (in Dollars)											$ 50,000
Share authorized											500,000,000
Share par value (in Dollars per share)											$ 0.0001
2023 Annual Meeting [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Common stock comprising shares											40,000,000,000
2023 Annual Meeting [Member] | Class B ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Common stock comprising shares											7,500,000,000